Contingent Liabilities and Commitments (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Contingent Liabilities and Commitments

	30 June 2018 £m	31 December 2017 £m
Guarantees given to third parties	1,666	1,557
Formal standby facilities, credit lines and other commitments	40,425	41,942
	42,091	43,499